Fair value measurement (Tables)	6 Months Ended
Jun. 30, 2023
Fair Value Measurement [Abstract]
Summary of Financial Instruments Measured At Fair Value (Level 3)
The changes in level 3 items for the six months ended June 30, 2023 have been as follows:

(in €‘000)	Investment in equity securities
Carrying amount at January 1, 2023	31,389
Movements in the six months ended June 30, 2023
Fair value loss on investment in equity securities recognized in other comprehensive income	(6,575)
Carrying amount at June 30, 2023	24,814

Summary of Valuation Inputs To The Fair Value of Purchase Options
The Group updated the third party valuation report to determine the fair value of investments in equity securities. Inputs to the fair value of the investments in equity securities are the earnings growth factor and risk-adjusted discount rate. The following table summarizes the quantitative information about the significant unobservable input parameters used in the level 3 fair value measurement of the investments in equity securities, using the DCF (“Discounted Cash Flows”) methodology.

In %	June 30, 2023
Growth factor	3.0%
Discount rate	11.9%